GOODWILL (10-Q) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended			9 Months Ended	12 Months Ended
	Sep. 29, 2012	Sep. 29, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 29, 2012 Siding, Fencing and Stone [Member]	Dec. 31, 2011 Siding, Fencing and Stone [Member]	Dec. 31, 2010 Siding, Fencing and Stone [Member]	Dec. 31, 2009 Siding, Fencing and Stone [Member]	Sep. 29, 2012 Windows and Doors [Member]	Dec. 31, 2011 Windows and Doors [Member]	Dec. 31, 2010 Windows and Doors [Member]	Dec. 31, 2009 Windows and Doors [Member]
Goodwill [Line Items]
Number of reporting units	2	2	2
2012 Activity					$ 877
2012 Activity						0	0		373	(244)	595
2012 Activity		1,250
Goodwill	392,717	392,717	391,467	393,433	320,984	320,107	320,107	320,107	71,733	71,360	73,326	72,731
Intangible asset in this asset purchase	$ 100	$ 100